UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
Alabama 21st Century Authority Tobacco Settlement, Refunding RB, Series A, 5.00%, 6/01/20	$1,000	$1,144,190
Alaska — 2.0%
City of Valdez Alaska, Refunding RB, BP Pipelines Project:
Series B, 5.00%, 1/01/21	3,200	3,667,424
Series C, 5.00%, 1/01/21	2,500	2,865,175

		6,532,599
Arizona — 3.4%
City of Phoenix Arizona IDA, RB, Series A, 4.75%, 7/01/19 (a)	570	581,816
Phoenix Civic Improvement Corp., Refunding RB, Junior Lien, Series A:
5.00%, 7/01/20	1,300	1,505,855
5.00%, 7/01/21	5,585	6,367,905
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/18	1,500	1,648,950
5.25%, 12/01/20	1,000	1,144,540

		11,249,066
California — 9.0%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/22	815	945,335
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.00%, 8/15/22	5,000	5,215,350
County of Riverside California Asset Leasing Corp., RB, Riverside County Hospital Project (NPFGC), 0.00%, 6/01/25 (b)	6,865	4,879,367
Los Angeles Regional Airports Improvement Corp. Facilities Lease, Refunding RB, LAXFuel Corp., Los Angeles International Airport, AMT:
5.00%, 1/01/19	540	604,438
5.00%, 1/01/20	550	626,401
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,283,400
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/22	1,000	1,219,880
Municipal Bonds	Par (000)	Value
California (concluded)
State of California Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/20	$10,000	$11,751,100

		29,525,271
Colorado — 1.6%
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School Project:
4.00%, 8/15/19	125	135,591
4.00%, 8/15/20	150	163,340
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/19	555	597,014
4.00%, 12/01/20	580	625,721
E-470 Public Highway Authority Colorado, RB, CAB, Senior Series B (NPFGC), 0.00%, 9/01/22 (b)	4,500	3,745,755

		5,267,421
Florida — 3.7%
City of Jacksonville Florida, RB, Better Jacksonville, 5.00%, 10/01/22	5,160	5,714,132
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,384,838
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,579,201
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 7/01/20	500	581,360
Pine Island Community Development District, RB, 5.30%, 11/01/10 (c)(d)	250	140,248
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13 (c)(d)	3,530	2,631,297

		12,031,076
Georgia — 2.4%
Gainesville & Hall County Development Authority, Refunding RB, ACTS Retirement - Life Communities, Inc. Obligated Group, 5.00%, 11/15/22	6,915	7,698,953

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Guam — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 7/01/20	$250	$285,600
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	1,190	1,381,495

		1,667,095
Hawaii — 0.9%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose Senior Living, Kahala Nui:
5.00%, 11/15/19	1,275	1,408,480
5.00%, 11/15/20	1,440	1,606,118

		3,014,598
Illinois — 14.1%
City of Chicago Illinois Motor Fuel Tax, Refunding RB, 5.00%, 1/01/20	1,000	1,067,610
City of Chicago Illinois, O’Hare International Airport, GARB, 3rd Lien, Series A (AMBAC):
5.00%, 1/01/21	5,000	5,090,550
5.00%, 1/01/22	7,000	7,125,860
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 11/15/20	1,000	1,154,310
Lake Cook-Dane & McHenry Counties Community Unit School District 220 Illinois, GO, Refunding, (AGM), 5.25%, 12/01/20	1,000	1,186,830
Metropolitan Pier & Exposition Authority Illinois, Refunding RB, CAB, McCormick, Series A (NPFGC), 0.00%, 6/15/22 (b)	13,455	10,882,404
Railsplitter Tobacco Settlement Authority, RB, 5.25%, 6/01/20	10,000	11,482,900
State of Illinois, GO, 5.00%, 7/01/20	5,255	5,699,520
State of Illinois, RB, Series B:
5.00%, 6/15/19 (e)	515	588,743
5.00%, 6/15/20	1,485	1,680,174

		45,958,901
Indiana — 5.1%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	3,250	2,882,457
Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB, Ohio River Bridges East End Crossing Project, Series B, AMT, 5.00%, 1/01/19	$2,465	$2,592,761
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/21	600	696,978
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	10,000	10,594,200

		16,766,396
Iowa — 1.7%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.00%, 12/01/19	5,320	5,620,473
Kansas — 2.5%
County of Wyandotte Kansas, Kansas City Unified Government, RB, Kansas International Speedway (NPFGC), 0.00%, 12/01/20 (b)	6,440	5,182,075
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.25%, 11/15/20	2,500	2,906,350

		8,088,425
Kentucky — 2.2%
County of Louisville & Jefferson Kentucky, Refunding RB, Catholic Health Initiatives, Series A:
3.50%, 12/01/20	2,115	2,275,232
5.00%, 12/01/20	1,430	1,665,221
Kentucky Housing Corp., RB, S/F Housing, Series C, AMT, 4.63%, 7/01/22	2,000	2,029,500
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier Downtown Crossing Project (b):
0.00%, 7/01/19	255	224,839
0.00%, 7/01/20	1,000	848,690

		7,043,482
Louisiana — 0.1%
City of New Orleans Louisiana, Refunding RB, 5.00%, 12/01/20	400	459,528

2	BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland — 1.6%
City of Baltimore Maryland, Refunding, Tax Allocation Bonds:
5.00%, 6/15/19	$250	$278,965
5.00%, 6/15/20	275	310,668
County of Anne Arundel Consolidated, Special Taxing District, Refunding, Special Tax Bonds, The Villages of Dorchester and Farmington Village Project:
4.00%, 7/01/19	285	310,864
5.00%, 7/01/20	500	571,295
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,250	1,364,812
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.50%, 1/01/21	1,335	1,488,658
University of Maryland, Medical System, 5.00%, 7/01/19	670	758,869

		5,084,131
Massachusetts — 0.3%
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/20	1,000	1,110,540
Michigan — 4.1%
City of Royal Oak Michigan Hospital Finance Authority, Refunding RB, Series D, 2.25%, 9/01/20	1,500	1,529,685
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.00%, 5/15/20	1,435	1,542,065
Lansing Board of Water & Light Utilities, RB, Series A, 3.50%, 7/01/20	1,000	1,092,220
Michigan Finance Authority, Refunding RB, AMT:
5.00%, 11/01/19	1,940	2,156,912
5.00%, 11/01/20	1,800	2,018,268
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series 1-A, 5.00%, 10/15/20	325	377,052
Series 2-A, 4.00%, 10/15/20	1,205	1,338,321
Municipal Bonds	Par (000)	Value
Michigan (concluded)
State of Michigan Trunk Line, Refunding RB:
5.00%, 11/01/20	$1,000	$1,141,480
5.00%, 11/01/21	2,000	2,282,920

		13,478,923
Missouri — 1.2%
City of Kansas City Missouri Airport, Refunding RB, Series A, AMT, 5.00%, 9/01/20	3,000	3,468,960
State of Missouri Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/20	500	579,615

		4,048,575
Multi-State — 1.7%
Centerline Equity Issuer Trust (a)(f):
Series A-4-2, 6.00%, 5/15/19	2,500	2,831,200
Series B-3-2, 6.30%, 5/15/19	2,500	2,855,175

		5,686,375
Nebraska — 1.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/20	3,500	3,881,640
Nevada — 2.6%
County of Clark Nevada, Refunding ARB, Las Vegas McCarran International Airport, Series B:
5.00%, 7/01/19	500	570,005
5.00%, 7/01/20	1,000	1,157,840
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/20	5,000	5,170,450
County of Clark Nevada, Refunding, Special Assessment Bonds, Special Improvement District No. 142, 5.00%, 8/01/20	1,360	1,458,641

		8,356,936
New Jersey — 4.4%
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.00%, 7/01/20	250	283,883
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/20	2,500	2,769,425
School Facilities, Series GG, 5.00%, 9/01/22	2,000	2,168,120

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Educational Facilities Authority, Refunding RB:
Seton Hall University, Series D, 5.00%, 7/01/19	$1,060	$1,193,274
Seton Hall University, Series D, 5.00%, 7/01/20	650	742,514
University of Medicine & Dentistry, Series B, 6.25%, 12/01/18 (g)	2,500	2,919,450
New Jersey Health Care Facilities Financing Authority, Refunding RB, AtlantiCare Regional Medical Center, 5.00%, 7/01/20	2,110	2,257,721
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 6/15/20	2,000	2,174,820

		14,509,207
New Mexico — 0.3%
City of Farmington New Mexico, Refunding RB, 1.88%, 4/01/29 (h)	1,000	1,000,220
New York — 7.9%
Build NYC Resource Corp., Refunding RB, AMT, 3.75%, 1/01/20 (a)	900	924,777
Chautauqua Tobacco Asset Securitization Corp., Refunding RB:
5.00%, 6/01/19	400	445,060
5.00%, 6/01/20	450	506,408
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (h):
7.63%, 8/01/25	3,885	4,148,908
7.75%, 8/01/31	5,000	5,327,800
New York State Energy Research & Development Authority, Refunding RB:
2.00%, 2/01/29 (h)	3,000	2,995,920
Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	8,500	8,661,840
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/20	875	1,005,795
Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	$1,525	$1,732,964

		25,749,472
North Carolina — 2.3%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/19 (e)	1,550	1,753,267
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 1/01/20	5,000	5,745,100

		7,498,367
Ohio — 2.6%
Ohio State Water Development Authority, Refunding RB, Series B, 4.00%, 12/01/33 (h)	5,300	5,482,850
State of Ohio, RB, Portsmouth Bypass Project, AMT:
5.00%, 6/30/19	945	1,055,452
5.00%, 12/31/19	830	935,866
5.00%, 6/30/20	1,000	1,130,330

		8,604,498
Oklahoma — 0.9%
County of Canadian Oklahoma Educational Facilities Authority, RB, Mustang Public Schools Project, 4.50%, 9/01/20	1,500	1,671,375
County of Tulsa Oklahoma Industrial Authority, RB, Broken Arrow Public School, 4.00%, 9/01/22	1,100	1,218,019

		2,889,394
Pennsylvania — 8.5%
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35 (h)	3,405	3,425,089
Cumberland County Municipal Authority, Refunding RB, 4.00%, 1/01/20	1,000	1,071,860
Lancaster IDA, Refunding RB, Garden Spot Village Project, 5.00%, 5/01/19	1,300	1,389,141
Montgomery County Industrial Development Authority, Refunding RB, Series A, 5.00%, 1/15/20	1,400	1,556,254

4	BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/20	$3,830	$4,364,208
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 4.00%, 11/01/20	2,175	2,346,695
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services:
4.00%, 10/01/19	1,165	1,213,056
4.00%, 10/01/20	1,210	1,260,989
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.00%, 5/01/20	1,575	1,809,392
University of the Sciences in Philadelphia, 5.00%, 11/01/19	1,030	1,167,083
Widener University, Series A, 5.00%, 7/15/20	600	679,446
Pennsylvania Housing Finance Agency, Refunding RB, S/F Mortgage, Series 115A, AMT:
2.30%, 10/01/19	460	466,040
2.55%, 4/01/20	850	862,648
2.65%, 10/01/20	865	879,757
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/20	1,500	1,729,860
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,123,470
State Public School Building Authority, RB, Community College Allegheny County Project (AGM), 5.00%, 7/15/20	995	1,143,593
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/20	350	411,495
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project:
4.00%, 7/01/19	360	384,185
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project (concluded):
4.00%, 7/01/20	$465	$492,872

		27,777,133
Rhode Island — 1.3%
Rhode Island Student Loan Authority, RB, Student Loan Program, Senior Series A, AMT, 5.00%, 12/01/20	3,850	4,335,793
South Carolina — 0.7%
South Carolina State Ports Authority, RB, 5.00%, 7/01/20	2,000	2,300,880
Texas — 15.8%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/19	800	906,664
5.75%, 1/01/20	1,140	1,315,138
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 8/15/42 (h)	2,500	2,838,500
Central Texas Turnpike System, RB, CAB (AMBAC) (b):
0.00%, 8/15/21 (g)	1,825	1,626,404
0.00%, 8/15/24 (g)	1,295	1,037,088
Series A, 0.00%, 8/15/21	6,165	5,368,359
Series A, 0.00%, 8/15/24	7,155	5,317,381
City of Dallas Texas, Refunding RB, Civic Center Convention Complex (AGC), 5.00%, 8/15/21	2,500	2,796,300
City of Houston Texas Airport System, Refunding RB:
Subordinate Lien, Series B, 5.00%, 7/01/20	250	287,355
United Airlines, Inc. Terminal E Project, AMT, 4.50%, 7/01/20	5,000	5,270,150
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, 5.00%, 11/01/20	3,715	4,201,368
Lower Colorado River Authority, Refunding RB, LCRA Transmission Corp. Project, Series B, 5.00%, 5/15/20	5,000	5,779,950
New Hope Cultural Education Facilities Corp., RB:
4.00%, 4/01/20	180	189,059

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2015	5

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
New Hope Cultural Education Facilities Corp., RB (concluded):
4.00%, 4/01/20	$585	$614,443
Stephenville LLC Tarleton State University Project, Series A, 4.00%, 4/01/19	345	362,271
Stephenville LLC Tarleton State University Project, Series A, 4.00%, 4/01/20	415	436,447
North Texas Tollway Authority, Refunding RB:
Series A, 5.00%, 1/01/20	600	684,168
Series C, 5.25%, 1/01/20	1,000	1,126,570
Series C, 5.38%, 1/01/21	5,000	5,605,600
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/20	5,000	5,763,100

		51,526,315
Virginia — 1.5%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/20	2,000	2,354,800
Roanoke EDA, Refunding RB, Carilion Clinic Obligation Group, 5.00%, 7/01/20	1,500	1,737,900
Virginia College Building Authority, Refunding RB, Series A:
5.00%, 7/01/19	425	459,939
5.00%, 7/01/20	335	364,450

		4,917,089
Washington — 2.5%
County of Snohomish Washington Everett School District No. 2, GO, Refunding, 5.00%, 12/01/20	2,625	3,087,866
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B:
5.00%, 10/01/20	250	290,938
5.00%, 10/01/42 (h)	4,000	4,712,520

		8,091,324
Wisconsin — 1.0%
State of Wisconsin, Refunding RB, Series A, 5.25%, 5/01/20	1,000	1,142,000
Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., 5.00%, 4/01/20	$1,515	$1,719,434
ThedaCare, Inc., 5.00%, 12/15/20	250	291,313

		3,152,747
Total Municipal Bonds — 111.9%		366,067,033

Municipal Bonds Transferred to Tender Option Bond Trusts (i) — 1.7%
Illinois — 1.7%
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/20	5,000	5,525,800
Total Long-Term Investments (Cost — $349,325,930) — 113.6%		371,592,833

Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.01% (j)(k)	4,024,186	4,024,186
Total Short-Term Securities (Cost — $4,024,186) — 1.2%		4,024,186
Total Investments (Cost — $353,350,116*) — 114.8%		375,617,019
Other Assets Less Liabilities — 1.2%		3,901,609
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.1)%		(3,752,939)
AMPS Shares, at Liquidation Value — (14.9)%		(48,675,000)

Net Assets Applicable to Common Shares — 100.0%		$327,090,689

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$349,268,521

Gross unrealized appreciation	$23,841,058
Gross unrealized depreciation	(1,242,560)

Net unrealized appreciation	$22,598,498

6	BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	Security is collateralized by Municipal or US Treasury obligations.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(j)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at July 31, 2015	Income
FFI Institutional Tax-Exempt Fund	828,428	3,195,758	4,024,186	172

(k)	Represents the current yield as of report date.

Portfolio Abbreviations
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2015	7

Schedule of Investments (concluded)	BlackRock Municipal 2020 Term Trust (BKK)

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$371,592,833	—	$371,592,833
Short-Term Securities	$4,024,186	—	—	4,024,186

Total	$4,024,186	$371,592,833	—	$375,617,019

[1] See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, TOB Trust Certificates of $3,750,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

8	BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2015

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2020 Term Trust

Date: September 22, 2015